Short-Term Borrowings (Details)	12 Months Ended
	Nov. 30, 2019 USD ($)	Jul. 29, 2019 EUR (€)	Dec. 27, 2018 USD ($)	Nov. 30, 2018 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	$ 548,490,000			$ 387,492,000
Interest rate on short-term borrowings	3.24%			3.08%
Floating rate puttable notes
Short-term Debt [Line Items]
Short-term borrowings	$ 0			$ 56,550,000
Debt principal amount | €		€ 50,000,000.0
Equity-linked Notes [Member]
Short-term Debt [Line Items]
Short-term borrowings	20,981,000			0
Equity-linked notes, mature on March 13, 2020
Short-term Debt [Line Items]
Debt principal amount	5,200,000
Equity-linked notes, mature on October 7, 2020
Short-term Debt [Line Items]
Debt principal amount	15,100,000
Jefferies Group Credit Facility
Short-term Debt [Line Items]
Committed amount			$ 135,000,000.0
Bank loans
Short-term Debt [Line Items]
Short-term borrowings	527,509,000			$ 330,942,000
Credit Facility | Intraday Credit Facility
Short-term Debt [Line Items]
Committed amount	$ 150,000,000.0
Interest rate	0.12%
Credit Facility | Intraday Credit Facility | Base rate
Short-term Debt [Line Items]
Basis spread on variable rate	3.00%
Credit Facility | Intraday Credit Facility | Federal Funds Rate
Short-term Debt [Line Items]
Basis spread on variable rate	0.50%